Pension Plans and Other Post-Retirement Benefits - Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	$ 293
Change in defined benefit obligations:
Foreign exchange rate movements	3	$ (5)
Return on plan assets (excluding amounts included in net interest expense)	(43)	(13)
Fair value of plan assets	2,371	2,427
Defined benefit (obligation)	(2,632)	(2,720)
Components of net benefit expense recognized:
Current service cost	44	43
Administrative expense	1	1
Net interest expense (income)	14	13
Other long-term employee benefit losses (gains)	(5)	5
Net benefit expense	54	62
Actuarial gains (losses) arising from changes in demographic assumptions	(3)	0
Actuarial gains (losses) arising from changes in financial assumptions	78	38
Actuarial gains (losses) arising from experience adjustments	(12)	6
Components of defined benefit costs recognized in Other comprehensive income (loss)	23	26
Net defined benefit liability (asset) - ending balance	261	293
Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	72
Change in defined benefit obligations:
Foreign exchange rate movements	(1)	0
Return on plan assets (excluding amounts included in net interest expense)	(43)	(13)
Fair value of plan assets	2,371	2,427
Defined benefit (obligation)	(2,412)	(2,499)
Components of net benefit expense recognized:
Current service cost	35	35
Administrative expense	1	1
Net interest expense (income)	3	2
Other long-term employee benefit losses (gains)	0	0
Net benefit expense	39	38
Actuarial gains (losses) arising from changes in demographic assumptions	0	0
Actuarial gains (losses) arising from changes in financial assumptions	73	36
Actuarial gains (losses) arising from experience adjustments	(10)	(1)
Components of defined benefit costs recognized in Other comprehensive income (loss)	19	22
Net defined benefit liability (asset) - ending balance	41	72
Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	221
Change in defined benefit obligations:
Foreign exchange rate movements	4	(5)
Return on plan assets (excluding amounts included in net interest expense)	0	0
Fair value of plan assets	0	0
Defined benefit (obligation)	(220)	(221)
Components of net benefit expense recognized:
Current service cost	9	8
Administrative expense	0	0
Net interest expense (income)	11	11
Other long-term employee benefit losses (gains)	(5)	5
Net benefit expense	15	24
Actuarial gains (losses) arising from changes in demographic assumptions	(3)	0
Actuarial gains (losses) arising from changes in financial assumptions	5	2
Actuarial gains (losses) arising from experience adjustments	(2)	7
Components of defined benefit costs recognized in Other comprehensive income (loss)	4	4
Net defined benefit liability (asset) - ending balance	220	221
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	2,720	2,698
Change in defined benefit obligations:
Current service cost	44	43
Interest income (cost)	(130)	(127)
Actuarial losses (gains)	(68)	(39)
Benefits paid	(167)	(148)
Foreign exchange rate movements	(27)	39
Components of net benefit expense recognized:
Net defined benefit liability (asset) - ending balance	2,632	2,720
Present value of defined benefit obligation | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	2,499	2,483
Change in defined benefit obligations:
Current service cost	35	35
Interest income (cost)	(119)	(116)
Actuarial losses (gains)	(63)	(35)
Benefits paid	(155)	(134)
Foreign exchange rate movements	(23)	34
Components of net benefit expense recognized:
Net defined benefit liability (asset) - ending balance	2,412	2,499
Present value of defined benefit obligation | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	221	215
Change in defined benefit obligations:
Current service cost	9	8
Interest income (cost)	(11)	(11)
Actuarial losses (gains)	(5)	(4)
Benefits paid	(12)	(14)
Foreign exchange rate movements	(4)	5
Components of net benefit expense recognized:
Net defined benefit liability (asset) - ending balance	220	221
Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(2,427)	(2,393)
Change in defined benefit obligations:
Interest income (cost)	116	114
Benefits paid	(167)	(148)
Foreign exchange rate movements	(24)	34
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	43	13
Employer contributions	63	48
Components of net benefit expense recognized:
Net defined benefit liability (asset) - ending balance	(2,371)	(2,427)
Plan assets | Pension
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	(2,427)	(2,393)
Change in defined benefit obligations:
Interest income (cost)	116	114
Benefits paid	(155)	(134)
Foreign exchange rate movements	(24)	34
Administrative expense	(1)	(1)
Return on plan assets (excluding amounts included in net interest expense)	43	13
Employer contributions	51	34
Components of net benefit expense recognized:
Net defined benefit liability (asset) - ending balance	(2,371)	(2,427)
Plan assets | Other post-retirement
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) - beginning balance	0	0
Change in defined benefit obligations:
Interest income (cost)	0	0
Benefits paid	(12)	(14)
Foreign exchange rate movements	0	0
Administrative expense	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Employer contributions	12	14
Components of net benefit expense recognized:
Net defined benefit liability (asset) - ending balance	$ 0	$ 0